Provision for Income Taxes (Tables) - The Crypto Company, Inc. [Member]	3 Months Ended
Jun. 07, 2017
Schedule of Provision for Income Taxes

Income taxes - The components of the provision for income taxes are as follows:

Current:
Federal	$—
State	800
Total current	$800

Deferred:
Federal	$—
State	—
Total deferred	—
Provision for income taxes	$800

Schedule of Deferred Tax Assets, Net

As of June 7, 2017, the significant components of the Company’s net deferred tax assets were as follows:

Net operating loss carryforwards	$321,600
Unrealized gains on investments in cryptocurrency	(156,000)
165,600
Valuation allowance	(165,600)
$-

Schedule of Income Tax Expense

The following is a reconciliation of the amount of income tax expense that would result from applying the statutory federal tax rates to pre-tax loss and the reported amount of income tax expense from the period March 9, 2017 (date of inception) to June 7, 2017.

Tax benefit at federal statutory rate	$(260,230)
Unrealized gains on investments in crypto currency	156,000
State income tax benefit	(60,570)
Increase in valuation allowance	165,600
Income tax expense	$800